Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Aug. 14, 2015
EGShares Asia Consumer Demand ETF | EGShares Asia Consumer Demand ETF
Risk/Return:
Trading Symbol	ACON